As filed with the Securities and Exchange Commission on November 2, 2019

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Jeffrey T. Rauman, President/Chief Executive Officer
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end:  December 31, 2019

Date of reporting period:  September 30, 2019

Item 1. Schedules of Investments.

Kellner Merger Fund
Schedule of Investments
at September 30, 2019 (Unaudited)

Shares		Value
	COMMON STOCKS - 54.2%
	Air Transportation - 1.1%
80,600	WestJet Airlines Ltd. (b)	$1,861,615

	Ambulatory Health Care Services - 0.3%
5,300	Spark Theraputics, Inc. (a)	513,994

	Broadcasting (except Internet) - 0.6%
16,200	Fox Corp. - Class A	510,867
19,288	Viacom, Inc.	463,491
		974,358
	Chemical Manufacturing - 13.7%
41,700	Allergan plc (b)(c)	7,017,693
110,400	Celgene Corp. (a)(c)	10,962,720
80,500	Versum Materials, Inc.	4,260,865
		22,241,278
	Computer and Electronic Product Manufacturing - 2.0%
61,000	Cypress Semiconductor Corp.	1,423,740
10,000	Mellanox Technologies Ltd. (a)(b)	1,095,900
23,242	Nanometrics, Inc. (a)	758,154
		3,277,794
	Credit Intermediation and Related Activities - 13.8%
144,800	LegacyTexas Financial Group, Inc.	6,303,144
231,900	SunTrust Banks, Inc. (c)	15,954,720
1,700	United Financial Bancorp, Inc.	23,171
		22,281,035
	Management of Companies and Enterprises - 4.6%
140,004	Brookfield Asset Management, Inc. - Class A (b)	7,432,793

	Merchant Wholesalers, Durable Goods - 0.0%
13,100	Corindus Vascular Robotics, Inc. (a)	56,068

	Mining (except Oil and Gas) - 0.0%
2	Newmont Goldcorp Corp.	76

	Nursing and Residential Care Facilities - 0.1%
2,489	Eldorado Resorts, Inc. (a)	99,236

	Oil and Gas Extraction - 0.3%
32,700	Carrizo Oil & Gas, Inc. (a)	280,730
3,379	Occidental Petroleum Corp.	150,264
5,000	SRC Energy, Inc. (a)	23,300
		454,294
	Pipeline Transportation - 3.9%
76,200	Buckeye Partners LP	3,131,058
92,000	Kinder Morgan Canada Ltd. (a)(b)	1,035,378
45,100	SemGroup Corp. - Class A	736,934
71,900	Tallgrass Energy LP - Class A	1,448,066
		6,351,436
	Publishing Industries (except Internet) - 6.4%
112,500	Medidata Solutions, Inc. (a)(c)(e)	10,293,750

	Rail Transportation - 2.9%
42,200	Genesee & Wyoming, Inc. (a)	4,663,522

	Support Activities for Transportation - 0.0%
1	Expedia Group, Inc.	134

	Telecommunications - 2.0%
9,200	Acacia Communications, Inc. (a)	601,680
78,500	Zayo Group Holdings, Inc. (a)	2,661,150
		3,262,830
	Transportation Equipment Manufacturing - 2.5%
30,000	WABCO Holdings, Inc.	4,012,500
	TOTAL COMMON STOCKS (Cost $88,294,164)	87,776,713

	REITs - 1.5%
	Real Estate - 1.5%
193,900	Dream Global REIT (a)	2,432,440
	TOTAL REITs (Cost $2,428,716)	2,432,440

	MONEY MARKET DEPOSIT ACCOUNTS - 39.4%
63,818,761	U.S. Bank Money Market Deposit Account, 1.91% (d)	63,818,761
	TOTAL MONEY MARKET DEPOSIT ACCOUNTS (Cost $63,818,761)	63,818,761

	Total Investments in Securities (Cost $154,541,641) - 95.1%	154,027,914
	Other Assets in Excess of Liabilities - 4.9%	7,952,764
	NET ASSETS - 100.0%	$161,980,678

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	All or a portion of the security has been segregated for open short positions.
(d)	Rate shown is the 7-day annualized yield as of September 30, 2019.
(e)	All or a portion of the security is pledged as collateral for written options.
REIT -	Real Estate Investment Trust

Kellner Merger Fund
Schedule of Securities Sold Short
at September 30, 2019 (Unaudited)

Shares		Value
	COMMON STOCKS - 24.3%
	Accommodation - 0.2%
27,700	Caesars Entertainment Corp. (a)	$322,982

	Administrative and Support Services - 0.0%
1	Fidelity National Information Services, Inc.	133

	Broadcasting (except Internet) - 0.3%
11,500	CBS Corp.	464,255

	Chemical Manufacturing - 5.1%
36,107	AbbVie, Inc.	2,734,022
107,600	Bristol-Myers Squibb Co.	5,456,396
66,700	Celgene Corp. (a)	133,400
		8,323,818
	Credit Intermediation and Related Activities - 13.3%
300,309	BB&T Corp.	16,027,491
5	Global Payments, Inc.	795
1,487	People's United Financial, Inc.	23,249
76,453	Prosperity Bancshares, Inc.	5,399,875
		21,451,410
	Machinery Manufacturing - 0.5%
28,900	Rudolph Technologies, Inc. (a)	761,804

	Management of Companies and Enterprises - 4.0%
122,129	Brookfield Asset Management, Inc. - Class A (b)	6,483,829

	Oil and Gas Extraction - 0.0%
790	PDC Energy, Inc. (a)	21,922

	Pipeline Transportation - 0.9%
32,809	Energy Transfer Equity LP	429,142
28,224	Pembina Pipeline Corp. (b)	1,046,264
		1,475,406
	TOTAL COMMON STOCKS (Proceeds $36,727,686)	39,305,559
	TOTAL SECURITIES SOLD SHORT (Proceeds $36,727,686)	$39,305,559

(a)	Non-income producing security.
(b)	Foreign issued security.

Kellner Merger Fund
Schedule of Options Written
at September 30, 2019 (Unaudited)

Contracts (100 shares per contract)		Value
	CALL OPTIONS - 0.0%
137	Medidata Solutions, Inc.
	Expiration: October 2019, Exercise Price: $95.00
	Notional amount: $1,253,550	$343
312	Shutterfly, Inc.
	Expiration: December 2019, Exercise Price: $52.50
	Notional amount: $1,179,984	-
	TOTAL OPTIONS WRITTEN (Premiums received $12,834)	$343

Note 1 – Securities Valuation

The Kellner Merger Fund’s (the “Fund”) investments in securities are carried at their fair value.  The Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Equity securities, including common stocks and real estate investment trusts (“REITs”), that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price. Investments in open-end mutual funds are valued at their net asset value per share. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

       The Fund may invest without limitation in securities of foreign companies.  Foreign economies may differ from the U.S. economy and individual foreign companies may differ from domestic companies in the same industry. Foreign companies or entities are frequently not subject to accounting and financial reporting standards applicable to domestic companies, and there may be less information available about foreign issuers.  Securities of foreign issuers are generally less liquid and more volatile than those of comparable domestic issuers.  There is frequently less government regulation of broker-dealers and issuers than in the United States.  In addition, investments in foreign countries are subject to the possibility of expropriation, confiscatory taxation, political or social instability or diplomatic developments that could adversely affect the value of those investments.

Debt securities, such as corporate bonds, asset-backed securities, municipal bonds, and U.S. government agency issues are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.  These securities will generally be classified in level 2 of the fair value hierarchy.

Options are valued using the composite pricing via the National Best Bid and Offer quotes. Composite pricing looks at the last trade on the exchange where the option is traded. If there are no trades for an option on a given business day, as of closing, the Fund will value the option at the mean of the highest bid price and lowest ask price across the exchanges where the option is traded. Options that are valued based on quoted prices from the exchange are categorized in level 1 of the fair value hierarchy. Options that are valued at the mean of the highest bid price and lowest asked price are categorized in level 2.

Total return swap contracts are valued based on the valuation furnished by the independent pricing service and are generally classified in level 2.

Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of Advisors Series Trust which is comprised of representatives from the Fund’s administrator, U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of September 30, 2019:

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Arts, Entertainment, and Recreation	$463,491	$-	$-	$463,491
Finance and Insurance	29,713,828	-	-	29,713,828
Health Care and Social Assistance	613,230	-	-	613,230
Information	14,067,447	-	-	14,067,447
Manufacturing	29,531,572	-	-	29,531,572
Mining, Quarrying, and Oil and Gas Extraction	454,370	-	-	454,370
Transportation and Warehousing	12,876,707	-	-	12,876,707
Wholesale Trade	56,068	-	-	56,068
Total Common Stocks	87,776,713	-	-	87,776,713
REITs	2,432,440	-	-	2,432,440
Money Market Deposit Accounts	63,818,761	-	-	63,818,761
Total Investments in Securities	$154,027,914	$-	$-	$154,027,914
Liabilities:
Securities Sold Short	$39,172,159	$133,400	$-	$39,305,559
Written Call Options	$-	$343	$-	$343

       Refer to the Fund’s schedule of investments for a detailed break-out of securities by industry classification. Transfers between levels are recognized at September 30, 2019, the end of the reporting period.  During the period ended September 30, 2019, the Fund recognized no transfers between levels.

Note 2 – Derivative Transactions

The Fund has adopted the financial accounting reporting rules as required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification. The Fund is required to include enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

The Fund may utilize options for hedging purposes as well as direct investment. Some options strategies, including buying puts, tend to hedge the Fund’s investments against price fluctuations. Other strategies, such as writing puts and calls and buying calls, tend to increase market exposure. Options contracts may be combined with each other in order to adjust the risk and return characteristics of the Fund’s overall strategy in a manner deemed appropriate to the Advisor and consistent with the Fund’s investment objective and policies.

When a call or put option is written, an amount equal to the premium received is recorded as a liability. The liability is marked-to-market daily to reflect the current fair value of the written option. When a written option expires, a gain is realized in the amount of the premium originally received. If a closing purchase contract is entered into, a gain or loss is realized in the amount of the original premium less the cost of the closing transaction. If a written call option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security which is purchased upon the exercise of the option.

With options, there is minimal counterparty credit risk to the Fund since the options are covered or secured, which means that the Fund will own the underlying security or, to the extent it does not hold the security, will maintain a segregated account with the Fund’s custodian consisting of cash or high-grade securities equal to the market value of the option, marked to market daily.  In lieu of maintaining cash or high-grade securities in a segregated account, the Fund may earmark cash or high-grade securities on the Fund’s records or hold offsetting positions.

Options purchased are recorded as investments and marked-to-market daily to reflect the current fair value of the option contract. If an option purchased expires, a loss is realized in the amount of the cost of the option contract. If a closing transaction is entered into, a gain or loss is realized to the extent that the proceeds from the sale are greater or less than the cost of the option. If a purchase put option is exercised, a gain or loss is realized from the sale of the underlying security by adjusting the proceeds from such sale by the amount of the premium originally paid. If a purchased call option is exercised, the cost of the security purchased upon exercise is increased by the premium originally paid.

The Fund may enter into total return swap agreements.  A total return swap entered into by the Fund is a derivative contract that transfers the market risk of underlying assets.  The notional amount of each total return swap agreement is the agreed upon amount or value of the index used for calculating the returns that the parties to a swap agreement have agreed to exchange.  The total return swaps are marked-to- market daily and any change is recorded in unrealized gains/(loss) on the statement of operations.  A gain or loss will be realized when the total return swap contracts are liquidated and will be presented as net realized gain or loss on swap contracts on the statement of operations.

The Fund may invest in total return swaps to obtain exposure to the underlying referenced instrument, obtain leverage or attain the returns from ownership without actually owning the underlying position.  Total return swaps are two-party contracts that generally obligate one party to pay the positive return and the other party to pay the negative return on a specified reference security, security index or index component during the period of the swap.  Total return swap contracts are marked-to-market daily based on the value of the underlying reference entity and the change, if any, is recorded as an unrealized gain or loss.  Total return swaps normally do not involve the delivery of securities or other underlying assets.  If the counterparty to a total return swaps defaults, the Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any.  Total return swaps are derivatives and their value can be volatile.  To the extent that an advisor does not accurately analyze and predict future market trends, the values of assets or economic factors, the Fund may suffer a loss, which may exceed the related amounts shown in the statement of assets and liabilities.  Periodic payments received or paid by the Fund are recorded as realized gains or losses.  Total return swap contracts outstanding at period end are listed after the Fund’s schedule of investments.

Average Balance Information

The average monthly quantities and notional values of purchased and written options during the period ended September 30, 2019 were as follows:

	Monthly Average Quantity	Monthly Average Notional Value
Purchased Option Contracts	555	$3,882,787
Written Option Contracts	442	$2,933,854

The Fund did not hold any total return swaps during the period ended September 30, 2019.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer/Principal Executive Officer and Vice President/Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)* /s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive
Officer/Principal Executive Officer

Date   11/27/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive
Officer/Principal Executive Officer

Date   11/27/19

By (Signature and Title)* /s/ Cheryl L. King
Cheryl L. King, Vice President/Treasurer/Principal
Financial Officer

DDate   11/26/19

* Print the name and title of each signing officer under his or her signature.